Common Stock Subject to Possible Redemption	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Graf Acquisition Corp. IV [Member]
Common Stock Subject to Possible Redemption

Note 6—Common Stock Subject to Possible Redemption

The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 400,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. On May 22, 2023, the holders of 11,078,000 shares of common stock properly exercised their right to redeem their shares. As of June 30, 2023, and December 31, 2022, there were 10,373,875 and 21,451,875 shares of common stock outstanding, of which 6,083,500 and 17,161,500 shares were subject to possible redemption and classified outside of permanent equity in the condensed consolidated balance sheets, respectively.

The common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Common stock subject to possible redemption as of December 31, 2021	$171,615,000
Plus:
Waiver of offering costs allocated to common stock subject to possible redemption	3,724,646
Less:
Adjustment for accretion of common stock subject to possible redemption amount	(2,175,524)
Common stock subject to possible redemption as of December 31, 2022	173,164,122
Plus:
Waiver of offering costs allocated to common stock subject to possible redemption	12,467
Adjustment for accretion of common stock subject to possible redemption amount	1,507,323
Common stock subject to possible redemption as of March 31, 2023	174,683,912
Plus:
Adjustment for accretion of common stock subject to possible redemption amount	1,408,829
Less:
Redemptions	(113,296,457)
Common stock subject to possible redemption as of June 30, 2023	$62,796,284

Note 7 — Common Stock Subject to Possible Redemption

The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 400,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 21,451,875 shares of common stock outstanding, of which 17,161,500 shares were subject to possible redemption and classified outside of permanent equity in the balance sheets.

The common stock subject to possible redemption reflected on the balance sheets is reconciled on the following table:

Gross proceeds from Initial Public Offering	$171,615,000
Less:
Fair value of Public Warrants at issuance	(7,894,290)
Offering costs allocated at common stock subject to possible redemption	(9,494,877)
Plus:
Accretion on common stock subject to possible redemption	17,389,167
Common stock subject to possible redemption as of December 31, 2021	171,615,000
Plus:
Waiver of offering costs allocated to common stock subject to possible redemption	3,724,646
Less:
Adjustment for accretion of common stock subject to possible redemption amount	(2,175,524)
Common stock subject to possible redemption as of December 31, 2022	$173,164,122